Contingent Liabilities and Commitments_Details Of Payment Guarantees(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	₩ 9,306,787	₩ 9,243,243
Contingent Liability For Commitments	163,340,592	154,729,256
Confirmed acceptances and guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	6,867,686	6,743,238
Confirmed acceptances and guarantees in Korean won
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	1,193,305	908,137
Acceptances and guarantees for KB purchasing loan
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	144,457	161,314
Others
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	1,048,848	746,823
Confirmed acceptances and guarantees in foreign currencies
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	4,916,522	4,919,352
Acceptances of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	221,422	155,151
Letter of guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	45,693	49,754
Bio bond
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	72,037	37,765
Performance bond
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	703,826	718,097
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	801,445	1,022,646
Others
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	3,072,099	2,935,939
Financail guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	757,859	915,749
Acceptances and guarantees for issuance of debenture
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	10,040	0
Acceptances and guarantees for mortgage
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	89,302	47,384
Overseas debt guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	410,470	406,680
International financing guarantees in foreign currencies
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	197,097	231,685
Others
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	50,950	230,000
Unconfirmed acceptances and guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,439,101	2,500,005
Guarantees of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,094,989	1,845,508
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	344,112	654,497
Commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	159,133,983	151,797,615
Corporate loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	40,253,100	41,930,407
Retail loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	46,450,857	42,582,736
Credit line on credit cards
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	65,325,863	60,667,219
Purchase of other securities
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	7,104,163	6,617,253
Financial Guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	4,206,609	2,931,641
Credit line
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	3,522,809	2,340,141
Purchase of securities
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	₩ 683,800	₩ 591,500
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	122
Estimated Financial Effect Of Contingent Assets	₩ 396,881
Law Suits As Defendant In The Normal Course Of The Business
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	275
Loss Contingency Damages Sought Value	₩ 2,009,603
Law Suits Cyber Incident
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	2	11
Loss Contingency Damages Sought Value	₩ 108	₩ 444
Loss Contingency Accrual At Carrying Value		₩ 2,549
Restriction period for the disposal of KB KOLAO LEASING Co., LTD equity
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	As of December 31, 2020, the Group is not able to dispose, transfer or collateralize the shares or rights of shares of KB KOLAO Leasing Co., LTD. ("joint-venture lease company") to a third party without the written consent of both KB Kookmin Card Co., Ltd. and Kolao Holdings, for five years (the restriction period for the disposal of its equity) after the date of initial investment for KB KOLAO LEASING CO., LTD. However, KB Kookmin Card Co., Ltd. and KB Capital Co., Ltd. may transfer all or part of their shares in the joint-venture lease company to affiliates who agree to comply with all the terms and conditions of this agreement on the establishment and operation of the joint-venture lease company in Laos and agree to succeed their responsibility for the joint-venture lease company. After the expiration of the restriction period for the disposal, as prescribed separately, each party of the joint-venture lease company may transfer all or part of their shares. Meanwhile, KB KOLAO Leasing Co., LTD. is selling LVMC Holdings (formerly Kolao Holdings) allied receivables that are more than three months overdue to Lanexang Leasing Co., Ltd. in accordance with an agreement.
Law Suits as invest in rental apartment of disables in Australia
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	KB Securities Co., Ltd., as a sales agency, sold KRW 326,500 million of private equity funds and trusts, which loans to corporations (borrower) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund is impossible due to the breach of contract by local borrower in Australia, therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is the defendant as of December 31, 2020. There is a possibility that additional lawsuits will be filed in the future, but the magnitude and final outcome of the lawsuit are unpredictable.
Contract related to Lime Asset Management
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2020, associated with 'Lime Thetis Qualified Investor Private Investment Trust No.2' and Lime Pluto FI Qualified Investor Private Investment Trust No.D-1' whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is KRW 298,500 million. Meanwhile, the Group sold KRW 68,100 million of feeder fund of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management's license as a fund manager was revoked by the Financial Supervisory Service's sanctions review committee, and most of its redemption-suspended funds and normal funds will be transferred to Wellbridge Asset Management (the bridge management company) to continue collecting investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed, and there is a possibility that lawsuits may be filed in the future, but the impact on the consolidated financial statements cannot be predicted at this time.
Contract related to take over PRASAC Microfinance Institution Limited
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	On April 10, 2020, Kookmin Bank acquired 70% shares of PRASAC Microfinance Institution Plc. ("PRASAC"), a specialized credit micro finance institution in Cambodia, for US$ 603 million from its existing shareholders. Kookmin Bank has signed an agreement with the existing shareholders of PRASAC. The existing shareholders have the right of put option to sell 30% of the remaining shares to Kookmin Bank, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjusted book value of net asset as of 2021 year-end, within six months from the issue date of the audit report or the confirmation date of the adjusted value. If the put option is not exercised until its expiry, Kookmin Bank has a right to exercise a call option during the six months following the expiry of such put option. All shareholders are restricted from selling shares or additional pledge before exercising the put option and call option.
Contract related to PT Bosowa Corporindo
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	Kookmin Bank has entered into an agreement with PT Bosowa Corporindo, a major shareholder of PT Bank Bukopin TBK. Under this agreement, Kookmin Bank and PT Bosowa Corporindo have a right of first refusal and a tag-along right. In addition, Kookmin Bank can exercise its drag-along right for two years from the time three years have elapsed since the acquisition date (July 27, 2018) in certain cases, such as violation of the agreement between shareholders.
Contract related to PT Sunindo Primasura
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	As of December 31, 2020, KB Capital Co., Ltd. and PT Sunindo Primasura are required to hold the shares of PT Sunindo Kookmin Best Finance for five years after the completion of the share purchase. If one party is going to sell all or part of the shares, provide them as collateral, trade or dispose of them, it should give the opportunity to exercise preemption to the other party by providing written proposal including transfer price, payment method and others. Meanwhile, the shareholders of PT Sunindo Kookmin Best Finance can receive dividends for up to 20% of net profit after taxes for each fiscal year starting from the fiscal year ended December 31, 2023.
Global Spread of the Covid19
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	The proliferation of COVID-19 has had a negative impact on the global economy, which has a greater impact than expected credit losses and potential impairment of assets in a particular portfolio, which can negatively affect the profit generation capability of the Group as follows: -There is a possibility of uncertainty about the credit risk of a borrower that could be affected by COVID-19. -Uncertainty may arise about forward-looking macroeconomic information related to expected credit losses. -Korean won may depreciate against major foreign currencies. This may result in an increase in principal and interest payments on liabilities denominated in foreign currencies, and losses on foreign exchanges transactions. -A significant decrease in the fair value of the Group's investment in an entity that could be affected by COVID-19 pandemic can occur. Meanwhile, the Group's accounting policy related to COVID-19 is described in Note 2.4 Critical accounting estimates and the impact on expected credit losses is described in Note 11.1 Changes in allowances for credit losses of loans and Note 24.2 Changes in provisions for credit losses of unused loan commitments, acceptances and guarantees.